NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP	3 Months Ended
Mar. 31, 2026
Accounting Policies, Accounting Estimates And Errors [Abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE
GROUP
The accounting policies adopted in the preparation of these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group's audited annual consolidated financial statements as of and for the year ended December 31, 2025.
Certain new and amended standards became effective as of January 1, 2026, which did not have a material impact on Kyivstar
Group's interim condensed consolidated financial statements. Kyivstar Group has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.